Note 9 - Capital Stock (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
	Number of common stock	Capital stock
Balance at December 31, 2015	77,370,716	$5,214,691
Stock issued to effect the recapitalization (Note 19)	1,900,000	196,534
Stock issued due to option exercises related to amalgamation (Note 10)	80,000	22,058
Stock issued to Everfront Capital Corp	80,000	15,741
Stock issued for financing (i and ii)	4,133,853	4,717,570
Stock issued due to exercise of options (Note 10)	400,000	23,379
Balance at December 31, 2016	83,964,569	10,189,973
Stock issuance for services (iii and iv)	155,927	275,131
Stock issued from financing (v and vi)	4,405,373	6,513,424
Stock issued due to exercise of options (Note 10)	1,700,000	1,266,131
Balance at December 31, 2017	90,225,869	$18,244,659